Borrowings and debentures (Details 3) - Foreign Currency [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Debentures	R$ 3,075	R$ 3,910
Debentures 1 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	Mar-2013
Debentures, Issuer	DAC
Debentures, Series	Only
Debentures, Maturity	Mar-2025
Debentures, Annual stated interest rate (%)	IPCA + 6.00
Debentures		64
Debentures 2 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	Sep-2013
Debentures, Issuer	Cetrel
Debentures, Series	Only
Debentures, Maturity	Sep-2025
Debentures, Annual stated interest rate (%)	126.5% of CDI
Debentures		22
Debentures 3 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	Jan-2022
Debentures, Issuer	Braskem
Debentures, Series	1st
Debentures, Maturity	Dec-2028
Debentures, Annual stated interest rate (%)	IPCA + 5.54
Debentures	R$ 676	644
Debentures 4 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	Jan-2022
Debentures, Issuer	Braskem
Debentures, Series	2nd
Debentures, Maturity	Dec-2031
Debentures, Annual stated interest rate (%)	IPCA + 5.57
Debentures	R$ 162	154
Debentures 5 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	May-2022
Debentures, Issuer	Braskem
Debentures, Series	1st
Debentures, Maturity	May-2029
Debentures, Annual stated interest rate (%)	CDI + 1.75
Debentures	R$ 768	769
Debentures 6 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	May-2022
Debentures, Issuer	Braskem
Debentures, Series	2nd
Debentures, Maturity	May-2032
Debentures, Annual stated interest rate (%)	CDI + 2.00
Debentures	R$ 248	248
Debentures 7 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	Aug-2022
Debentures, Issuer	Braskem
Debentures, Series	Only
Debentures, Maturity	Aug-2029
Debentures, Annual stated interest rate (%)	CDI + 1.75
Debentures		787
Debentures 8 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	Nov-2022
Debentures, Issuer	Braskem
Debentures, Series	1st
Debentures, Maturity	Nov-2029
Debentures, Annual stated interest rate (%)	CDI + 1.70
Debentures	R$ 1,123	1,124
Debentures 9 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	Nov-2022
Debentures, Issuer	Braskem
Debentures, Series	2nd
Debentures, Maturity	Nov-2032
Debentures, Annual stated interest rate (%)	CDI + 1.95
Debentures	R$ 98	R$ 98